UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5717

Dreyfus Worldwide Dollar Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Worldwide Dollar
Money Market Fund, Inc.

ANNUAL REPORT October 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Important Tax Information
23	Board Members Information
26	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Worldwide Dollar
Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Worldwide Dollar Money Market Fund, covering the 12-month period from November 1, 2013, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy generally gained ground over the reporting period despite a weather-related economic soft patch during the first quarter of 2014.This development sparked bouts of volatility among longer term bonds, but short-term rates and yields of money market instruments remained steady, anchored near historical lows by an unchanged federal funds rate. In addition, a degree of uncertainty was removed from the money markets over the summer when the Securities Exchange Commission issued new rules governing some funds, but the immediate impact on the market was muted when regulators delayed implementation for two years.

In our view, stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth portend well for the U.S. economy.While some longer term financial assets are likely to benefit from a more robust recovery, the possibility of higher inflation and rising long-term interest rates suggests that selectivity could become a more important determinant of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2013, through October 31, 2014, as provided by Patricia A. Larkin, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended October 31, 2014, Dreyfus Worldwide Dollar Money Market Fund produced a yield of 0.00%.Taking into account the effects of compounding, the fund also produced an effective yield of 0.00%.1

Despite stronger economic growth over the reporting period, money market yields remained anchored by an unchanged federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic and foreign banks or their subsidiaries or branches; repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

U.S. Economy Rebounded after Soft Patch

The reporting period began in the midst of a recovering U.S. economy, which in December prompted the Federal Reserve Board (the “Fed”) to begin tapering its quantitative easing program. This development helped drive yields of 10-year U.S. Treasury securities above 3%. In contrast, short-term rates remained unchanged. It later was announced that U.S. GDP grew at a 3.5% annualized rate over the fourth quarter of 2013 and the unemployment rate fell to 7.0% by year-end.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Long-term rates moderated in January 2014 amid concerns that global economic and political instability could derail the recovery. Yet, corporate earnings growth remained strong, the unemployment rate declined to 6.6% with the addition of 144,000 jobs, and the Fed continued to reduce quantitative easing. The economy regained strength in February when the manufacturing and service sectors posted gains. The unemployment rate ticked upward to 6.7%, but 222,000 new jobs were created. In March, the unemployment rate stayed unchanged and 203,000 positions were added. Nonetheless, U.S. GDP contracted at a 2.1% annualized rate over the first quarter, largely due to severe winter weather.

Housing markets rebounded when the weather warmed in April. 304,000 new jobs were created, and the unemployment rate fell to 6.3%.The Fed again tapered quantitative easing at its April meeting. In May, payrolls rose by 229,000, and the unemployment rate held steady. Meanwhile, manufacturing activity accelerated and personal incomes posted healthy gains. 267,000 jobs were created in June, and the unemployment rate dipped to 6.1%. Manufacturing activity, personal incomes, and home sales continued to grow.The U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

The unemployment rate ticked higher to 6.2% in July, when 243,000 new jobs were created and new unemployment claims fell to their lowest level since 2006.The Fed implemented additional bond purchasing reductions in June and July. August saw higher retail and new home sales, but new job creation fell to 180,000 even as the unemployment rate fell back to 6.1%.

In September, the economic recovery created 248,000 new jobs, and the unemployment rate slid to 5.9%, its lowest level since June 2008.The manufacturing and service sectors expanded for their 16th and 56th consecutive months, respectively. Falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of 0.1%.The Fed again reduced quantitative easing in September.The U.S. Department of Commerce estimated that U.S. GDP grew at an annualized 3.5% rate during the third quarter.

Early October saw disappointing growth and deflation fears in Europe, which some believed might threaten the U.S. economy. Markets bounced back over the second half of the month when U.S. economic data stayed strong, including a 5.8% unemployment rate and 214,000 new jobs. Personal incomes rose and fuel prices fell, giving consumers greater confidence and purchasing power.

Fed Remains Committed to Low Short-Term Rates

Although the Fed ended its quantitative easing program on October 31, monetary policymakers reiterated that short-term interest rates are likely to remain unchanged for “a considerable time.” In July, regulators issued changes to the rules governing prime money market funds, but they delayed implementation until 2016.Therefore, the industry’s operations and asset flows have so far been relatively unaffected.

We maintained the fund’s market-neutral weighted average maturity in this environment, and we remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until we see more solid evidence that short-term interest rates are set to rise.

November 17, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Worldwide Dollar Money Market Fund, Inc. from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

Expenses paid per $1,000†	$.86
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

Expenses paid per $1,000†	$.87
Ending value (after expenses)	$1,024.35

† Expenses are equal to the fund’s annualized expense ratio of .17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2014

	Principal
Negotiable Bank Certificates of Deposit—35.6%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.22%, 4/8/15	8,000,000		8,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 2/17/15	10,000,000		10,000,000
Citibank N.A.
0.20%, 12/10/14	10,000,000		10,000,000
Credit Industriel et Commercial (Yankee)
0.13%, 11/6/14	9,000,000		9,000,000
HSBC Bank USA (Yankee)
0.23%, 4/1/15	8,000,000		8,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.25%, 3/9/15	10,000,000		10,000,000
State Street Bank and Trust Co.
0.20%, 12/15/14	10,000,000		10,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 11/10/14	9,000,000	[a]	9,000,000
Wells Fargo Bank, NA
0.21%, 12/5/14	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $79,000,000)			79,000,000

Commercial Paper—26.1%
BNP Paribas Finance Inc.
0.22%, 1/21/15	9,000,000		8,995,545
Credit Agricole CIB
0.07%, 11/3/14	10,000,000		9,999,961
National Australia Funding
0.03%, 11/3/14	5,000,000	[a]	4,999,992
Swedbank
0.23%, 1/15/15	9,000,000		8,995,687
Toyota Motor Credit Corp.
0.22%, 2/18/15	10,000,000		9,993,339

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
United Overseas Bank Ltd.
0.22%, 4/14/15	5,000,000	[a]	4,994,989
Westpac Banking Corp.
0.23%, 11/24/14	10,000,000	[a,b]	10,000,000
Total Commercial Paper
(cost $57,979,513)			57,979,513

Asset-Backed Commercial Paper—12.6%
Alpine Securitization Corp.
0.22%, 1/5/15	10,000,000	[a]	9,996,028
Antalis U.S. Funding Corp.
0.16%, 11/14/14	8,000,000	[a]	7,999,538
Collateralized Commercial Paper Program Co., LLC
0.30%, 11/24/14	10,000,000		9,998,083
Total Asset-Backed Commercial Paper
(cost $27,993,649)			27,993,649

Time Deposits—20.7%
Australia and New Zealand
Banking Group Ltd. (Grand Cayman)
0.07%, 11/3/14	10,000,000		10,000,000
DZ Bank AG (Grand Cayman)
0.04%, 11/3/14	10,000,000		10,000,000
Lloyds Bank (London)
0.05%, 11/3/14	10,000,000		10,000,000
Natixis New York (Grand Cayman)
0.05%, 11/3/14	6,000,000		6,000,000
Northern Trust Co. (Grand Cayman)
0.03%, 11/3/14	10,000,000		10,000,000
Total Time Deposits
(cost $46,000,000)			46,000,000

	Principal
Repurchase Agreement—4.5%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.07%, dated 10/31/14, due 11/3/14 in the
amount of $10,000,058 (fully collateralized
by $746,931 U.S. Treasury Bonds, 2.75%-8.50%,
due 2/15/20-8/15/43, value $1,011,877 and
$8,856,757 U.S. Treasury Notes, 0.38%-3.63%,
due 6/30/15-8/15/21, value $9,188,123)
(cost $10,000,000)	10,000,000	10,000,000

Total Investments (cost $220,973,162)	99.5%	220,973,162

Cash and Receivables (Net)	.5%	992,043

Net Assets	100.0%	221,965,205

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2014, these securities amounted to $46,990,547 or 21.2% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	77.9	Repurchase Agreement	4.5
Asset-Backed/Banking	9.0	Asset-Backed/Special Purpose Entity	3.6
Finance	4.5		99.5

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including
Repurchase Agreement of $10,000,000)—Note 1(b)	220,973,162	220,973,162
Cash		1,048,586
Interest receivable		39,089
Prepaid expenses		15,819
		222,076,656
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		16,985
Payable for shares of Common Stock redeemed		17,927
Accrued expenses		76,539
		111,451
Net Assets ($)		221,965,205
Composition of Net Assets ($):
Paid-in capital		222,009,950
Accumulated net realized gain (loss) on investments		(44,745)
Net Assets ($)		221,965,205
Shares Outstanding
(25 billion shares of $.001 par value Common Stock authorized)		222,009,937
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended October 31, 2014

Investment Income ($):
Interest Income	386,558
Expenses:
Management fee—Note 2(a)	1,208,866
Shareholder servicing costs—Note 2(b)	1,105,940
Professional fees	74,578
Custodian fees—Note 2(b)	67,816
Registration fees	36,574
Directors’ fees and expenses—Note 2(c)	2,817
Miscellaneous	76,273
Total Expenses	2,572,864
Less—reduction in expenses due to undertaking—Note 2(a)	(2,184,200)
Less—reduction in fees due to earnings credits—Note 2(b)	(2,111)
Net Expenses	386,553
Investment Income—Net	5
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	557
Net Increase in Net Assets Resulting from Operations	562
See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2014	2013
Operations ($):
Investment income—net	5	7
Net realized gain (loss) on investments	557	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	562	7
Dividends to Shareholders from ($):
Investment income—net	(5)	(7)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	75,520,551	105,609,931
Dividends reinvested	5	7
Cost of shares redeemed	(115,884,090)	(143,292,842)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(40,363,534)	(37,682,904)
Total Increase (Decrease) in Net Assets	(40,362,977)	(37,682,904)
Net Assets ($):
Beginning of Period	262,328,182	300,011,086
End of Period	221,965,205	262,328,182

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended October 31,
	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06		1.04		.99		1.00		.93
Ratio of net expenses
to average net assets	.16		.19		.26		.25		.30
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.00	[b]
Net Assets, end of period ($ x 1,000)	221,965		262,328		300,011		368,579		533,996

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

DreyfusWorldwide Dollar Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	220,973,162
Level 3—Significant Unobservable Inputs	—
Total	220,973,162
† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next busi-

ness day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover of $44,745 is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2014 and October 31, 2013 were all ordinary income.

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from November 1, 2013 through October 31, 2014 to reduce the management fee paid by the fund, if the fund’s aggregate expenses (excluding taxes, brokerage fees and extraordinary expenses) exceeded an annual rate of .75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $758,295 during the period ended October 31, 2014.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,425,905 during the period ended October 31, 2014.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2014, the fund was charged $655,760 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $386,009 for transfer agency services and $18,453 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,270.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $67,816 pursuant to the custody agreement. These fees were partially offset by earnings credits of $841.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended October 31, 2014, the fund was charged $13,372 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2014, the fund was charged $8,015 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $94,437, custodian fees $21,967, Chief Compliance Officer fees $617 and transfer agency fees $66,378, which are offset against an expense reimbursement currently in effect in the amount of $166,414.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Worldwide Dollar Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Worldwide Dollar Money Market Fund, Inc., including the statement of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Worldwide Dollar Money Market Fund, Inc. at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 29, 2014

The Fund 21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 93.92% of ordinary income dividends paid during the fiscal year ended October 31, 2014 as qualifying interest related dividends.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Nathan Leventhal (71)
Board Member (2009)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (1997-2014)
• Commissioner, NYC Planning Commission (2007-2011)
Other Public Company Board Membership During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 52
———————
Robin A. Melvin (51)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Roslyn M. Watson (65)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 69
———————
Benaree Pratt Wiley (68)
Board Member (2009)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 69

INTERESTED BOARD MEMBERS

J. Charles Cardona (58)
Board Member (2014)†
Principal Occupation During Past 5Years:
• President and a Director of the Manager, Executive Vice President of the Distributor, President
of Dreyfus Institutional Services Division (2008-present)
No. of Portfolios for which Board Member Serves: 38
J. Charles Cardona is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.
———————
Gordon J. Davis (73)
Board Member (2012)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 62
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————
Isabel P. Dunst (67)
Board Member (2014)†
Principal Occupation During Past 5Years:
• Partner, Hogan Lovells LLP (1990-present)
No. of Portfolios for which Board Member Serves: 38
Isabel P. Dunst is deemed to be an “interested person” (as defined in the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.
———————
† Robin A. Melvin, Roslyn M.Watson and Isabel P. Dunst were elected as Board Members of the fund on December 6,
2013, effective January 1, 2014. J. Charles Cardona was elected as a Board Member of the fund on February 27, 2014.
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
Clifford L.Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
Arthur A. Hartman, Emeritus Board Member
George L. Perry, Emeritus Board Member

The Fund 25

OFFICERS OF THE FUND (Unaudited)

The Fund 27

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,594 in 2013 and 32,226 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $12,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,064 in 2013 and 3,578 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,224 in 2013 and $2,783 in 2014. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $53,266,415 in 2013 and $26,822,186 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and               Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Worldwide Dollar Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 18, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	December 18, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)